Share Capital and Employee Compensation Plans	12 Months Ended
Dec. 31, 2023
Share Capital and Employee Compensation Plans [Abstract]
Share Capital and Employee Compensation Plans

15. Share Capital and Employee Compensation Plans
a)Stock options
For the year ended December 31, 2023, the total share-based compensation expense relating to stock options was $2.3 million (2022 - $1.0 million) and is presented as a component of general and administrative expense.
Stock options
During the year ended December 31, 2023, the Company granted 65,000 (2022 – 944,500) stock options. During the year ended December 31, 2023, the Company issued 1,282,750 (2022 – 1,507,500) common shares in connection with the exercise of stock options.
The following table summarizes changes in stock options for the years ended December 31:

	2023		2022
	Number of options	Weighted average exercised price CAD	Number of options	Weighted average exercised price CAD
Outstanding, beginning of year	5,560,450	$7.87	6,216,700	$6.37
Granted	65,000	7.13	944,500	8.86
Exercised(1)	(1,282,750)	3.34	(1,507,500)	2.13
Forfeited	(237,500)	9.80	(93,250)	10.66
Outstanding, end of year	4,105,200	$9.16	5,560,450	$7.87
The following table summarizes information about the Company's stock options outstanding at December 31, 2023:

	Options Outstanding			Options Exercisable
Range of Exercise Prices CAD	Number Outstanding as at December 31, 2023	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price CAD	Number Outstanding as at December 31, 2023	Weighted Average Exercise Price CAD
$4.54 - $8.21	988,750	1.0	$7.82	907,083	$7.88
$8.22 - $8.50	1,407,450	2.4	8.36	962,782	8.30
$8.51 - $10.80	765,000	2.9	9.86	509,994	9.86
$10.81 - $12.63	944,000	2.1	11.17	679,340	11.26
	4,105,200	2.1	$9.16	3,059,199	$9.09
The following assumptions were used in the Black-Scholes option pricing model in determining the fair value of options granted during the years ended December 31:

	2023	2022
Expected life (years)	4.00	3.5
Expected volatility	55.9%	55.4%
Expected dividend yield	—%	—%
Risk-free interest rate	4.0%	3.1%
Expected forfeiture rate	1.0%	1.0%
b)PSUs
PSUs are granted to select personnel where each PSU has a value equivalent to one SilverCrest common share. PSU grants outstanding will vest on the date that is three years from the date of grant subject to certain exceptions. Performance results at the end of the performance period relative to predetermined performance criteria and the application of the corresponding performance multiplier determine how many PSUs vest for each participant. The number of PSUs that will vest ranges from —% to 200% of the notional number of common shares, with settlement occurring either in cash or common shares, determined at the discretion of the Board.
The Board of Directors approved the issuance of 61,875 PSUs for 2023 with a share price of CAD $7.29 (2022 - 173,750 PSUs approved at a share price of CAD $7.69). The Company recorded a $0.5 million and $0.3 million expense in share-based compensation for PSUs for the years ended December 31, 2023 and 2022, respectively.
The following table summarizes changes in PSUs for the years ended December 31, 2023 and 2022:

	2023		2022
	Number outstanding	Fair value	Number outstanding	Fair value
Outstanding, beginning of year	173,750	$764	—	$-
Granted	61,875	451	173,750	1,336
Settled for cash	(82,500)	(535)	—	-
Change in value	-	25	—	(572)
Outstanding, end of year	153,125	$705	173,750	$764
c)RSUs
RSUs are granted to select personnel where each RSU has a value equivalent to one SilverCrest common share. The RSUs vest in 1/3 installments at the first, second and third anniversary date of the grant, with settlement occurring either in cash or common shares, determined at the discretion of the Board.
The Company recorded a $0.8 million and $0.1 million expense in general and administrative expense for RSUs for the years ended December 31, 2023 and 2022, respectively.
The following table summarizes changes in RSUs for the years ended December 31, 2023 and 2022:

	2023		2022
	Number outstanding	Fair value	Number outstanding	Fair value
Outstanding, beginning of year	249,498	$254	83,500	$11
Granted	-	-	195,500	1,677
Settled for cash	-	-	(27,002)	(175)
Forfeited	(14,061)	(20)	(2,500)	(6)
Change in value	-	821	-	(1,253)
Outstanding, end of year	235,437	$1,055	249,498	$254
d)DSUs
DSUs are granted to non-executive directors where each DSU has a value equivalent to one SilverCrest common share which vest on grant date. DSUs must be retained until the director leaves the Board, with settlement occurring either in cash or common shares, determined at the discretion of the Board.
The Company recorded a $0.7 million and $0.4 million expense in general and administrative expense for DSUs for the years ended December 31, 2023 and 2022, respectively.
The following table summarizes changes in DSUs for the years ended December 31, 2023 and 2022:

	2023		2022
	Number outstanding	Fair value	Number outstanding	Fair value
Outstanding, beginning of year	228,000	$1,364	156,500	$1,234
Granted	-	-	96,000	811
Settled for cash	-	-	(24,500)	(218)
Change in value	-	134	-	(463)
Outstanding, end of year	228,000	$1,498	228,000	$1,364
e)Authorized shares
The Company's authorized capital stock consists of an unlimited number of common shares and an unlimited number of preferred shares without nominal or par value.
f)Normal Course Issuer Bid (“NCIB”) ‐ Share repurchase program and share cancellation
During 2023, the Company received TSX acceptance of a NCIB permitting the Company to purchase up to 7,361,563 common shares of the Company over a 12-month period beginning on August 14, 2023. Under the NCIB, the Company may purchase up to a maximum of 80,376 common shares on the TSX during any trading day. All common shares, if any, purchased pursuant to the NCIB will be cancelled.
Share repurchases and cancellations are recorded by allocating any excess consideration over book value to deficit.
During 2023, the Company repurchased and cancelled 1.5 million common shares at an average price of CAD $6.44 per share for a total of $7.1 million. Upon the cancellation of shares, the Company allocated $4.0 million to capital stock and $3.1 million to deficit.